CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 133,845	$ 2,250	$ 489,202	$ 58,113
COST OF GOODS SOLD	104,982		387,194	33,939
GROSS PROFIT	28,863	2,250	102,008	24,174
SELLING, GENERAL AND ADMINISTRATIVE
Research and development	96,390	22,290	103,616	210,206
Professional fees	123,608	111,073	255,332	271,718
Sales and marketing expenses	40,584	47,792	95,165	93,190
Occupancy expenses	11,638	22,060	85,771	58,301
General and administrative expenses	208,635	201,241	532,312	675,882
TOTAL SELLING, GENERAL AND ADMINISTRATIVE	480,855	404,456	1,072,196	1,309,297
LOSS FROM OPERATIONS	(451,992)	(402,206)	(970,188)	(1,285,123)
OTHER INCOME (EXPENSE):
Interest expense	(88,291)	(8,053)	(32,922)	(159,165)
Other income	1,290		2,108	18,186
Other expense			(597)
Foreign currency transaction loss	(123)		(52)
TOTAL OTHER EXPENSE	(87,124)	(8,053)	(31,463)	(140,979)
LOSS BEFORE INCOME TAXES	(539,116)	(410,259)	(1,001,651)	(1,426,102)
PROVISION FOR INCOME TAXES			(2,214)
NET LOSS	(539,116)	(410,259)	(1,003,865)	(1,426,102)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(1,053)		366
TOTAL COMPREHENSIVE LOSS	$ (540,169)	$ (410,259)	$ (1,003,499)	$ (1,426,102)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	19,380,460	19,205,624	19,236,380	12,471,618